Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received S

MAY 24 2013

Washington, DC 20549

CERTNYS
001-35934

May 24, 2013 [redacted]

13002127

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FOMENTO ECONÓMICO MEXICANO, S.A.B. de C.V., 2.875% Senior Notes due 2023, 4.375% Senior Notes due 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 17, 2013. Tentative listing date – May 28, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
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www.nyx.com